Contract Assets And Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of contract assets and contract liabilities [abstract]
Schedule Of Contract Assets And Contract Liabilities

At December 31,	2018	2017	$ change
Contract assets	$6,223	$7,223	$(1,000)
Less: non-current portion	(1,689)	(645)	(1,044)
Current portion	4,534	6,578	(2,044)

Contract liabilities	16,001	14,044	1,957
Less: non-current portion	(1,420)	(2,223)	803
Current portion	14,581	11,821	2,760

Schedule Of Performance Obligations

At December 31,	2018	2017
OnSite Generation	$20,600	$19,900
Power Systems	112,100	124,700
Total	$132,700	$144,600